PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	September 30, 2021	September 30, 2020
Buildings	$1,065,736	$601,408
Machinery, equipment and furniture	2,037,311	1,920,530
Motor Vehicles	222,679	175,117
Construction-in-progress (“CIP”) (1)	17,555,078	12,832,806
Subtotal	20,880,804	15,529,861
Less: accumulated depreciation	(1,652,162)	(1,357,898)
Property, plant and equipment, net	$19,228,642	$14,171,963

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS

As of September 30, 2021, future minimum capital expenditures on the Company’s two CIP projects are estimated as follows:

Years ending September 30,	Tongchuan CIP Project	Yumen CIP Project	Total
2022	$774,234	$1,548,467	$2,322,701
2023	493,563	1,300,712	1,794,275
2024	-	-	-
2025	-	-	-
2026	706,101	247,755	953,856
Total	$1,973,898	$3,096,934	$5,070,832